BUSINESS COMBINATIONS - Consideration Transferred for BlueCap (Details) - USD ($) $ in Thousands		Dec. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Other financial liabilities - current			63,059	19,822
Other financial liabilities - non current			66,932	74,376
Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			61,561	19,729
Other financial liabilities - non current			66,932	73,639
BlueCap
Acquisition-date fair value of total consideration transferred [abstract]
Down payment		$ 93,951
Contingent consideration		22,557
Installment payments		33,036
Total consideration paid net of cash and cash equivalents acquired		$ 149,544		149,544
BlueCap | Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			28,203	0
Other financial liabilities - non current			$ 25,341	$ 55,593

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)